Other income (Details) - CHF (SFr)	1 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2025	Apr. 02, 2024	Jun. 30, 2025	Jun. 30, 2024
Other income
Fair value of services received at zero cost from Neurosterix Group			SFr 34,505		SFr 105,560
Other income			SFr 36,375		107,430	SFr 1,430
Neurosterix Group
Other income
Fair value of services received at zero cost from Neurosterix Group					SFr 100,000
Eurostars/Innosuisse | mGlu2 NAM program
Other income
Amount of grant awarded		SFr 500,000
Proceeds from grants	SFr 300,000
Eurostars/Innosuisse | mGlu2 NAM program | Assets and liabilities held for sale
Other income
Deferred income				SFr 300,000
Eurostars/Innosuisse | mGlu2 NAM program | Discontinued operations
Other income
Other income				SFr 38,401